Basis of preparation and changes to the Company's accounting policies - Functional and reporting currency (Details) - SFr / $	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Functional and reporting currency [Abstract]
Closing rate, USD 1	0.985	0.943	0.985	0.943
Weighted average exchange rate, USD 1	0.976	0.927	0.962	0.920